SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

22. SEGMENT INFORMATION

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer of the Company, since he reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company.

The Company has been operating in two principal businesses since 2016: module and system solutions (“MSS”) and Energy. The MSS business comprises primarily the design, development, manufacture and sale of solar modules, other solar power products and solar system kits. The MSS business also provides engineering, procurement and construction (EPC) and operating and maintenance (O&M) services. The Energy business comprises primarily the development and sale of solar projects, operating solar power projects and the sale of electricity. The module sales from the Company's MSS business to its Energy business are on terms and conditions similar to sales to third parties. The Company’s CODM reviews net revenue and gross profit and does not review balance sheet information by segment.

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company's revenues, gross profit and income from operations generated from each segment:

	Years Ended December 31, 2019
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,582,635	719,445	(101,497)	3,200,583
Cost of revenues	1,934,062	635,716	(87,692)	2,482,086
Gross profit	648,573	83,729	(13,805)	718,497
Income from operations	279,715	(7,031)	(13,805)	258,879

	Years Ended December 31, 2018
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,413,889	1,575,594	(244,971)	3,744,512
Cost of revenues	1,923,131	1,302,779	(256,480)	2,969,430
Gross profit	490,758	272,815	11,509	775,082
Income from operations	141,609	211,539	11,509	364,657

	Years Ended December 31, 2017
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,850,859	677,470	(137,936)	3,390,393
Cost of revenues	2,390,686	473,453	(111,344)	2,752,795
Gross profit	460,173	204,017	(26,592)	637,598
Income from operations	136,419	159,518	(26,592)	269,345

Income from operations is estimated based on the Company's management accounts as some services are shared by two segments.

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s net revenues generated from different geographic locations. The information presented below is based on the location of customers’ headquarters:

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Europe and other regions:
—Australia	48,069	232,409	313,167
—Germany	94,066	95,514	109,119
—South Africa	21,916	53,739	93,911
—Spain	13,471	58,811	78,228
—Netherlands	51,357	83,475	68,770
—United Kingdom	48,295	101,479	33,158
—Czech	10,822	17,411	17,717
—Others	68,144	55,730	66,389
	356,140	698,568	780,459
The Americas:
—United States	628,815	999,144	852,231
—Brazil	388,554	339,964	395,303
—Mexico	5,274	50,004	94,446
—Others	85,519	85,545	60,061
	1,108,162	1,474,657	1,402,041
Asia:
—Japan	476,946	483,041	372,687
—PRC	874,559	620,520	317,077
—Korea	25,244	46,697	72,552
—India	336,468	145,873	70,893
—United Arab Emirates	91,991	104,467	43,311
—Vietnam	462	4,216	39,268
—Thailand	4,167	23,511	12,753
—Others	116,254	142,962	89,542
	1,926,091	1,571,287	1,018,083
Total net revenues	3,390,393	3,744,512	3,200,583

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets at December 31, 2018 and 2019 by geographic region, based on the physical location of the assets:

	At December 31,	At December 31,
	2018	2019
	$	$
PRC	824,618	835,991
Thailand	168,280	331,931
Japan	233,155	259,197
Australia	61,960	63,143
United States	50,052	60,177
Canada	9,739	14,718
Others	24,899	100,513
Total long-lived assets	1,372,703	1,665,670

The following table summarizes the Company’s revenues generated from each product or service:

	Years Ended December 31,
	2017	2018	2019
	$	$	$
MSS:
Solar modules and other solar power products	2,551,509	1,930,701	2,055,249
Solar system kits	84,598	93,253	116,449
EPC services	—	62,408	223,423
O&M services	6,938	10,767	19,405
Others ( materials)	69,878	71,789	66,612
Energy:
Solar power projects	632,256	1,542,906	668,476
Electricity	29,236	8,735	5,866
Others (EPC and development services)	15,978	23,953	45,103
Total net revenues	3,390,393	3,744,512	3,200,583